The Company and basis of presentation (Tables)	6 Months Ended
Jun. 30, 2023
The Company and basis of presentation
Schedule of inputs for the calculation (gains) losses on net monetary positions

Inputs for the calculation of (gains) losses on net monetary positions

	Argentina	Lebanon	Turkiye
Date of IAS 29 initial application	July 1, 2018	December 31, 2020	June 30, 2022
Consumer price index	National Institute of Statistics & Censuses	Central Administration of Statistics	Turkish Statistical Institute
Index at June 30, 2023	1,709.6	4,549.4	1,351.6
Calendar year increase	51%	122%	20%
(Gain) loss on net monetary position in € THOUS	28,961	(1,154)	1,431

Schedule of key assumptions of value-in-use calculations upon goodwill impairment test

Key assumptions

in %

	Care Delivery	Care Enablement
Average revenue growth in ten year projection period	mid-single-digit	mid-single-digit
Average EBIT growth in ten year projection period (1)	high-single-digit	low-triple-digit
Residual value growth	1.00	1.00
Pre-tax WACC	9.62	8.80
After-tax WACC	7.35	6.65

Schedule of reconciliation of insurance contracts receivables and liabilities

Insurance contract receivables and liabilities

in € THOUS

	2023
	Present value of	Risk adjustment for
	future cash flows	non-financial risk	Total
Insurance contract receivables (liabilities) as at January 1,	18,085	(1,801)	16,284
Incurred claims and other directly attributable expenses	(152,011)	545	(151,466)
Changes that relate to past service – changes in the fulfillment cash-flows relating to LIC	(9,964)	—	(9,964)
Claims and other directly attributable expenses paid	5,473	—	5,473
Premium revenue	297,222	—	297,222
Foreign currency translation and other changes	(1,014)	31	(983)
Insurance contract receivables (liabilities) as at June 30,	157,791	(1,225)	156,566